CASH FLOW – OTHER ITEMS (Tables)	12 Months Ended
Dec. 31, 2022
Cash flow statement [Abstract]
Schedule of cash flow - other items

Operating Cash Flows - Other Items
For the years ended December 31	2022	2021
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives	($7)	($2)
Stock-based compensation expense	55	81
Loss (gain) on warrant investments at FVPL	(4)	16
Change in estimate of rehabilitation costs at closed mines	(136)	18
Inventory impairment charges (note 17)	66	13
Supplies obsolescence	48	21
Change in other assets and liabilities	(28)	(120)
Settlement of stock-based compensation	(66)	(97)
Settlement of rehabilitation obligations	(145)	(133)
Other operating activities	($217)	($203)
Cash flow arising from changes in:
Accounts receivable	$89	($46)
Inventory	(219)	(163)
Other current assets	(261)	(178)
Accounts payable	93	140
Other current liabilities	(24)	(26)
Change in working capital	($322)	($273)

Financing Cash Flows - Other Items
For the years ended December 31	2022	2021
Pueblo Viejo JV partner shareholder loan	$177	$131
GoT shareholder loan	—	(16)
Gain on debt extinguishment	14	—
Other financing activities	$191	$115